21. DEFERRED TAX ASSETS AND LIABILITIES (Details 1) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Deferred Tax Assets And Liabilities Details 1
Deferred tax assets	$ 90.3	$ 153.0
Deferred tax liabilities	(50.1)	(71.8)
Deferred tax assets/liabilities, net	$ 40.2	$ 81.2